Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss)	$ 81,138	$ (15,671)	$ 20,612
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of gain on sale of assets	0	0	(133)
Amortization of deferred financing costs	333	292	262
Amortization of investment discount/premium	296	298	0
Depreciation and amortization	104,861	54,543	18,733
Deferred income taxes	(8,037)	(16,322)	6,429
Stock-based compensation	12,160	15,532	11,627
Fair value adjustments and impairment of intangible assets	0	19,909	(7,512)
Impairment of right-of-use lease assets	6,046	0	0
Changes in assets and liabilities:
Tuition receivable, net	1,770	7,880	(3,250)
Other current assets	(1,589)	3,768	(526)
Other assets	(540)	(135)	1,582
Accounts payable and accrued expenses	245	1,140	4,468
Income taxes payable and income taxes receivable	1,198	(516)	(629)
Contract liabilities	7,716	(19,329)	8,212
Other long-term liabilities	(3,451)	(4,522)	(3,718)
Net cash provided by operating activities	202,146	46,867	56,157
Cash flows from investing activities:
Net cash acquired in acquisition	0	167,859	0
Purchases of property and equipment	(38,689)	(27,547)	(18,051)
Purchases of marketable securities	(40,481)	(25,304)	0
Maturities of marketable securities	43,762	16,367	0
Other investments	(2,658)	(1,238)	0
Net cash provided by (used in) investing activities	(38,066)	130,137	(18,051)
Cash flows from financing activities:
Common dividends paid	(46,625)	(27,842)	(11,416)
Net payments for stock awards	(9,195)	7,789	0
Payment of deferred financing costs	0	(1,162)	0
Net cash used in financing activities	(55,820)	(21,215)	(11,416)
Net increase in cash, cash equivalents, and restricted cash	108,260	155,789	26,690
Cash, cash equivalents, and restricted cash - beginning of period	312,237	156,448	129,758
Cash, cash equivalents, and restricted cash - end of period	420,497	312,237	156,448
Noncash transactions:
Purchases of property and equipment included in accounts payable	$ 3,406	$ 1,029	$ 1,734